Note 17 - Commitments and Contingencies (Tables)	6 Months Ended
Sep. 30, 2020
Statement Line Items [Line Items]
Disclosure of commitments [text block]
	Less than 1 year	1–3 years	4–5 years	More than 5 years	Total
Gas, electricity and non-commodity contracts	$681,679	$1,562,935	$337,880	$101,940	$2,684,434